UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/06

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            04/28/06


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	87

Form 13F Information Table Value Total:	$600417
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      131  4856.00 SH       SOLE                  4856.00
Affiliated Computer Services   COM              008190100     9616 161175.00SH       SOLE                161150.00
Aflac Inc                      COM              001055102    16882 374066.00SH       SOLE                374066.00
Alberto-Culver                 COM              013068101      715 16175.00 SH       SOLE                 16175.00
Altria Group Inc               COM              02209S103      106  1500.00 SH       SOLE                  1500.00
American Electric Power        COM              025537101       71  2075.00 SH       SOLE                  2075.00
American Int'l Group           COM              026874107    16250 245884.00SH       SOLE                245859.00
Amphenol Corporation           COM              032095101    10453 200325.00SH       SOLE                200300.00
Anadarko Petroleum Corp        COM              032511107      187  1855.00 SH       SOLE                  1855.00
Apache Corp                    COM              037411105      124  1900.00 SH       SOLE                  1900.00
Applied Matls Inc              COM              038222105      455 26000.00 SH       SOLE                 26000.00
Automatic Data Proc            COM              053015103    16061 351596.00SH       SOLE                351534.00
Avery Dennison                 COM              053611109      218  3726.00 SH       SOLE                  3726.00
B J Services Co                COM              055482103      519 15000.00 SH       SOLE                 15000.00
BP Amoco Plc Sponsored Adr     COM              055622104      203  2939.00 SH       SOLE                  2939.00
Bank of America Corp           COM              060505104    16164 354950.00SH       SOLE                354900.00
Baxter International           COM              071813109      140  3615.00 SH       SOLE                  3615.00
Bellsouth                      COM              079860102      243  7018.00 SH       SOLE                  7018.00
Berkshire Hills Bancorp        COM              084680107       16   450.00 SH       SOLE                   450.00
Biomet Inc                     COM              090613100    15215 428345.00SH       SOLE                428295.00
Boeing Co                      COM              097023105      203  2600.00 SH       SOLE                  2600.00
Bristol Myers Squibb           COM              110122108      337 13701.00 SH       SOLE                 13701.00
Chevron Corp                   COM              166764100      218  3763.00 SH       SOLE                  3763.00
Chittenden Corp                COM              170228100      717 24743.00 SH       SOLE                 24743.00
Cintas Corp                    COM              172908105    18742 439750.00SH       SOLE                439687.00
Cisco                          COM              17275R102    18144 837268.00SH       SOLE                837143.00
Citigroup Inc                  COM              172967101    18194 385211.00SH       SOLE                385161.00
Coca Cola Co                   COM              191216100    19810 473127.00SH       SOLE                473127.00
Constellation Brands-A         COM              21036P108     2169 86600.00 SH       SOLE                 86600.00
Crocs                          COM              227046109      553 22000.00 SH       SOLE                 22000.00
Dentsply Intl                  COM              249030107    17854 307041.00SH       SOLE                306991.00
Dominion Resources Inc         COM              25746U109      416  6025.00 SH       SOLE                  6025.00
Duke Energy Corp               COM              26441C105    23445 804281.00SH       SOLE                804169.00
EAFE Int'l                     COM              464287465     8749 134765.00SH       SOLE                134765.00
EMC Corp Mass                  COM              268648102    12609 925125.00SH       SOLE                925025.00
Ecolab                         COM              278865100      542 14188.00 SH       SOLE                 14188.00
Emerging Markets MSCI          COM              464287234      173  1750.00 SH       SOLE                  1750.00
Equitable Resources            COM              294549100      235  6450.00 SH       SOLE                  6450.00
Equity Office Pptys            COM              294741103       69  2050.00 SH       SOLE                  2050.00
ExxonMobil Corp                COM              30231G102    39720 652648.00SH       SOLE                652573.00
First Horizon Natl Corp        COM              320517105    10228 245565.00SH       SOLE                245565.00
Fortune Brands Inc             COM              349631101     7869 97600.00 SH       SOLE                 97575.00
Gannett Inc                    COM              364730101      830 13860.00 SH       SOLE                 13860.00
General Electric               COM              369604103    27227 782835.00SH       SOLE                782760.00
IShares Biotech                COM              464287556    15906 193085.00SH       SOLE                193085.00
Intel Corp                     COM              458140100    22792 1171220.00SH      SOLE               1171070.00
Ishares S&P 600                COM              464287804      222  3410.00 SH       SOLE                  3410.00
Johnson & Johnson              COM              478160104    20821 351587.00SH       SOLE                351562.00
Kimberly-Clark Corp            COM              494368103     1546 26755.00 SH       SOLE                 26755.00
Kinder Morgan Energy           COM              494550106       67  1400.00 SH       SOLE                  1400.00
Lowes                          COM              548661107     2122 32925.00 SH       SOLE                 32925.00
Manulife Financial Corp        COM              56501R106      310  4944.00 SH       SOLE                  4944.00
McCormick Co                   COM              579780206      732 21632.00 SH       SOLE                 21632.00
Medtronic Inc                  COM              585055106    20562 405155.00SH       SOLE                405105.00
Microsoft Corp                 COM              594918104    16910 621476.00SH       SOLE                621401.00
Midcap Spider Tr               COM              595635103      228  1575.00 SH       SOLE                  1575.00
Minnesota Mng & Mfg            COM              88579Y101     2347 31006.00 SH       SOLE                 31006.00
Monaco Coach Co                COM              60886R103      509 38000.00 SH       SOLE                 38000.00
National Healthcare            COM              636328106       14 30000.00 SH       SOLE                 30000.00
New Plan Excel Rlty Tr         COM              648053106       69  2650.00 SH       SOLE                  2650.00
Nokia Corp Sponsored Adr       COM              654902204     7797 376325.00SH       SOLE                376225.00
Oracle Corp                    COM              68389X105    13049 953150.00SH       SOLE                953050.00
Pfizer Inc                     COM              717081103      290 11619.00 SH       SOLE                 11619.00
Procter & Gamble               COM              742718109    19530 338881.00SH       SOLE                338831.00
Progress Energy Inc            COM              743263105       68  1550.00 SH       SOLE                  1550.00
Qualcomm Inc                   COM              747525103      502  9925.00 SH       SOLE                  9925.00
Rambus Inc                     COM              750917106      629 16000.00 SH       SOLE                 16000.00
SVB Financial Group            COM              78486Q101     9308 175450.00SH       SOLE                175450.00
Southern Co                    COM              842587107      128  3900.00 SH       SOLE                  3900.00
Southwest Airlines             COM              844741108    17858 992651.00SH       SOLE                992539.00
Spdr Tr Unit Ser 1             COM              78462F103     1786 13755.00 SH       SOLE                 13755.00
Staples Inc                    COM              855030102      457 17900.00 SH       SOLE                 17900.00
Sun Microsystems               COM              866810104      513 100000.00SH       SOLE                100000.00
Sysco Corp                     COM              871829107    13903 433805.00SH       SOLE                433755.00
TCF Financial Corp             COM              872275102     2498 97025.00 SH       SOLE                 97025.00
Time Warner Inc                COM              887317105     7331 436625.00SH       SOLE                436500.00
United Financial Bancorp       COM              91030R103       90  7475.00 SH       SOLE                  7475.00
United Healthgroup Inc         COM              91324P102    22637 405244.00SH       SOLE                405219.00
United Parcel Svc Cl B         COM              911312106     9093 114550.00SH       SOLE                114550.00
United Technologies            COM              913017109     1081 18646.00 SH       SOLE                 18646.00
Verizon Communications         COM              92343V104       75  2196.00 SH       SOLE                  2196.00
Wal-Mart Stores Inc            COM              931142103    11577 245075.00SH       SOLE                245075.00
Walt Disney                    COM              254687106    21055 754915.00SH       SOLE                754802.00
Washington Mutual Inc          COM              939322103       78  1825.00 SH       SOLE                  1825.00
Whole Foods Market Inc         COM              966837106      532  8000.00 SH       SOLE                  8000.00
Williams Co Inc                COM              969457100      481 22500.00 SH       SOLE                 22500.00
Xcel Energy Inc                COM              98389B100       88  4850.00 SH       SOLE                  4850.00